UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48447 -1214                                  (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
October 31, 2014 (unaudited)

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (27.1%)

              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
$    4,870    Bank of New York Mellon                           1.70%       11/24/2014      $    4,873
                                                                                            ----------
              DIVERSIFIED BANKS (17.5%)
    52,025    Bank of America Corp.                             5.00         1/15/2015          52,495
    58,969    Bank of America Corp.                             4.50         4/01/2015          59,936
    25,000    Bank of Nova Scotia                               0.28         2/06/2015          25,000
    25,000    BNP Paribas S.A.                                  0.25        12/04/2014          25,000
    25,000    BNP Paribas S.A.                                  0.41         4/20/2015          25,000
    25,000    Canadian Imperial Bank of Commerce                0.22         2/17/2015          25,000
    25,000    Canadian Imperial Bank of Commerce                0.20         3/05/2015          25,000
    25,000    Dnb NOR Bank ASA                                  0.18        12/19/2014          25,000
    20,403    JPMorgan Chase & Co.                              1.88         3/20/2015          20,511
    25,000    Landesbank Baden-Wuerttemberg                     0.28        11/13/2014          25,000
    25,000    Landesbank Hessen-Thueringen                      0.29        11/17/2014          25,000
    25,000    Lloyds TSB Bank plc                               0.36        12/17/2014          25,000
    30,000    Lloyds TSB Bank plc                               0.36         2/12/2015          30,000
    25,000    Lloyds TSB Bank plc                               0.23         3/09/2015          25,000
    25,000    Mizuho Bank Ltd.                                  0.20        12/16/2014          25,000
    25,000    Natixis                                           0.25        12/04/2014          25,000
    25,000    Natixis                                           0.32         3/03/2015          25,000
    25,000    Norinchukin Bank                                  0.20        11/12/2014          25,000
    25,000    Norinchukin Bank                                  0.20        12/08/2014          25,000
    25,000    Norinchukin Bank                                  0.19         1/15/2015          25,000
    25,000    Rabobank Nederland N.V.                           0.31         2/06/2015          25,001
    25,000    Skandinaviska Enskilda Banken AB                  0.23        12/29/2014          25,000
    25,000    Skandinaviska Enskilda Banken AB                  0.27         3/05/2015          25,000
    25,000    Skandinaviska Enskilda Banken AB                  0.35        10/16/2015          25,000
    25,000    Standard Chartered Bank                           0.27        12/18/2014          25,000
    25,000    Standard Chartered Bank                           0.27         1/14/2015          25,000
    25,000    Standard Chartered Bank                           0.33         3/04/2015          25,000
    25,000    Sumitomo Mitsui Banking Corp.                     0.20         1/12/2015          25,000
    25,000    Sumitomo Mitsui Banking Corp.                     0.20         1/21/2015          25,000
    25,000    Swedbank AB                                       0.26         2/27/2015          25,000
    25,000    Swedbank AB                                       0.26         3/06/2015          25,000
    41,000    Wells Fargo & Co.                                 1.25         2/13/2015          41,107
    35,000    Wells Fargo & Co.                                 3.63         4/15/2015          35,508
                                                                                            ----------
                                                                                               914,558
                                                                                            ----------
              DIVERSIFIED CAPITAL MARKETS (1.9%)
    25,000    Credit Suisse AG                                  0.22        11/18/2014          25,000
    25,000    Credit Suisse AG                                  0.29         2/02/2015          25,000
    25,000    Credit Suisse AG                                  0.40         3/05/2015          25,000
    25,000    UBS AG                                            0.26         1/15/2015          25,000
                                                                                            ----------
                                                                                               100,000
                                                                                            ----------

================================================================================

1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (0.4%)
$    8,000    Addison CSD                                       1.25%        9/15/2015      $    8,059
     1,820    New Rochelle                                      1.00         3/06/2015           1,823
    11,750    Schoharie County                                  1.25        11/14/2014          11,752
                                                                                            ----------
                                                                                                21,634
                                                                                            ----------
              INVESTMENT BANKING & BROKERAGE (2.3%)
    19,558    Morgan Stanley                                    4.20        11/20/2014          19,596
    57,998    Morgan Stanley                                    4.10         1/26/2015          58,484
    42,107    Morgan Stanley                                    6.00         4/28/2015          43,232
                                                                                            ----------
                                                                                               121,312
                                                                                            ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
     9,260    General Electric Capital Corp.                    4.88         3/04/2015           9,403
     9,500    General Electric Capital Corp.                    3.50         6/29/2015           9,699
    48,936    JPMorgan Chase & Co.                              3.70         1/20/2015          49,273
    25,000    Toronto-Dominion                                  0.20         4/30/2015          25,000
    25,000    Toronto-Dominion                                  0.25         7/21/2015          25,000
                                                                                            ----------
                                                                                               118,375
                                                                                            ----------
              REGIONAL BANKS (2.6%)
    25,000    Fifth Third Bank                                  0.33         1/30/2015          25,000
    63,139    PNC Funding Corp.                                 3.63         2/08/2015          63,692
    25,000    Union Bank, N.A.                                  0.19        12/02/2014          25,000
    25,000    Union Bank, N.A.                                  0.23         3/16/2015          25,000
                                                                                            ----------
                                                                                               138,692
                                                                                            ----------
              Total Fixed-Rate Instruments (cost: $1,419,444)                                1,419,444
                                                                                            ----------
              COMMERCIAL PAPER (24.8%).

              ASSET-BACKED FINANCING (12.7%)
    25,000    Alpine Securitzation (a),(b)                      0.26         2/02/2015          24,983
    25,000    Alpine Securitzation (a),(b)                      0.26         2/20/2015          24,980
    22,948    Barton Capital, LLC (a),(b)                       0.16        12/05/2014          22,945
    25,000    Fairway Finance Corp. (a),(b)                     0.15        11/10/2014          24,999
    15,962    Fairway Finance Corp. (a),(b)                     0.15        12/16/2014          15,959
    28,522    Fairway Finance Corp. (a),(b)                     0.21         1/20/2015          28,509
    20,000    Fairway Finance Corp. (a),(b)                     0.17         2/18/2015          19,990
    30,000    Fairway Finance Corp. (a),(b)                     0.17         2/19/2015          29,984
    15,000    Gotham Funding Corp. (a),(b)                      0.14        11/07/2014          15,000
    20,000    Govco, LLC (a),(b)                                0.19        11/13/2014          19,999
    19,000    Govco, LLC (a),(b)                                0.16        12/17/2014          18,996
    27,000    Govco, LLC (a),(b)                                0.16         1/21/2015          26,990
    15,000    Hannover Funding Co., LLC (a),(b)                 0.15        11/06/2014          15,000
    10,000    Hannover Funding Co., LLC (a),(b)                 0.15        11/12/2014          10,000
    10,000    Hannover Funding Co., LLC (a),(b)                 0.15        11/14/2014           9,999
    30,000    Liberty Street Funding, LLC (a),(b)               0.13        11/10/2014          29,999
     8,500    LMA Americas, LLC (a),(b)                         0.15        11/03/2014           8,500
     9,500    Manhattan Asset Funding Co., LLC (a),(b)          0.16        11/18/2014           9,499
    25,000    Manhattan Asset Funding Co., LLC (a),(b)          0.14        11/19/2014          24,998
    25,000    Nieuw Amsterdam Receivables Corp. (a),(b)         0.17        11/03/2014          25,000
    40,714    Nieuw Amsterdam Receivables Corp. (a),(b)         0.15        11/19/2014          40,711
    10,000    Ridgefield Funding Co., LLC (a)                   0.14        11/21/2014           9,999
    25,000    Ridgefield Funding Co., LLC (a)                   0.18        12/10/2014          24,995
    35,000    Ridgefield Funding Co., LLC (a)                   0.19        12/12/2014          34,992
    20,000    Victory Receivables Corp. (a),(b)                 0.15        11/04/2014          20,000
    20,000    Victory Receivables Corp. (a),(b)                 0.14        11/06/2014          20,000
    50,000    Working Capital Management Co. (a),(b)            0.15        11/04/2014          49,999
    25,000    Working Capital Management Co. (a),(b)            0.20         1/06/2015          24,991

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
$   30,000    Working Capital Management Co. (a),(b)            0.20%        1/16/2015      $   29,987
                                                                                            ----------
                                                                                               662,003
                                                                                            ----------
              EDUCATION (1.9%)
     7,800    Emory Univ.                                       0.18        12/10/2014           7,800
    28,300    Emory Univ.                                       0.18        12/10/2014          28,300
    15,000    Johns Hopkins Univ.                               0.12        12/10/2014          15,000
    30,000    Michigan State Univ.                              0.16        11/04/2014          30,000
     5,587    Univ. of Houston System                           0.15        12/12/2014           5,587
    12,420    Univ. of Houston System                           0.15        12/22/2014          12,420
                                                                                            ----------
                                                                                                99,107
                                                                                            ----------
              EDUCATION SERVICES (1.1%)
    10,000    American Univ.                                    0.13        11/13/2014          10,000
     6,999    American Univ.                                    0.15        11/25/2014           6,998
    10,000    American Univ.                                    0.18        12/10/2014           9,998
    10,000    American Univ.                                    0.22         1/13/2015           9,995
    10,000    American Univ.                                    0.20         1/22/2015           9,995
    10,850    Baylor Univ.                                      0.16         1/08/2015          10,847
                                                                                            ----------
                                                                                                57,833
                                                                                            ----------
              ELECTRIC/GAS UTILITIES (0.7%)
    22,500    Long Island Power Auth. (LOC - State Street
                    Bank and Trust Co.)                         0.15        11/03/2014          22,500
    13,847    South Carolina Public Service Auth.               0.15        11/18/2014          13,847
                                                                                            ----------
                                                                                                36,347
                                                                                            ----------
              HEALTH CARE FACILITIES (1.2%)
    45,000    Baptist Memorial Health Care Corp.                0.16        11/06/2014          45,000
    20,000    Baptist Memorial Health Care Corp.                0.18        11/17/2014          20,000
                                                                                            ----------
                                                                                                65,000
                                                                                            ----------
              HOSPITAL (5.9%)
    46,049    Catholic Health Initiatives                       0.14        11/18/2014          46,046
    15,000    Catholic Health Initiatives                       0.15        12/11/2014          14,997
    47,600    Catholic Health Initiatives                       0.17         1/13/2015          47,584
     7,900    Catholic Health Initiatives                       0.16         2/10/2015           7,896
    11,600    Catholic Health Initiatives                       0.16         2/12/2015          11,595
    40,000    Catholic Health Initiatives                       0.20         3/10/2015          39,971
    30,000    Inova Health System Foundation                    0.12        11/13/2014          29,999
    40,000    Inova Health System Foundation                    0.14        12/09/2014          39,994
    30,000    Inova Health System Foundation                    0.15         1/13/2015          29,991
    20,000    Kaiser Foundation Hospital                        0.12        11/06/2014          20,000
    20,000    Kaiser Foundation Hospital                        0.18         1/05/2015          19,993
                                                                                            ----------
                                                                                               308,066
                                                                                            ----------
              SOFT DRINKS (1.3%)
    15,300    Coca-Cola Co.    (a),(b)                          0.15         1/14/2015          15,295
    20,000    Coca-Cola Co.    (a),(b)                          0.19         1/15/2015          19,992
    15,000    Coca-Cola Co.    (a),(b)                          0.21         2/26/2015          14,990
    20,000    Coca-Cola Co.    (a),(b)                          0.24         6/23/2015          19,969
                                                                                            ----------
                                                                                                70,246
                                                                                            ----------
              Total Commercial Paper (cost: $1,298,602)                                      1,298,602
                                                                                            ----------
              PUT BONDS (0.1%)

              ELECTRIC UTILITIES (0.1%)
     5,000    Mobile IDB (cost: $5,000)                         0.32         7/15/2034           5,000
                                                                                            ----------

================================================================================

3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (43.9%)

              AEROSPACE & DEFENSE (0.2%)
$    9,595    Albertville IDB (LOC - JPMorgan Chase Bank,
                    N.A.)                                       0.13%        3/01/2018      $    9,595
                                                                                            ----------
              AGRICULTURAL PRODUCTS (1.7%)
     2,100    Dallam County IDC (LOC - Wells Fargo Bank,
                    N.A.)                                       0.08         1/01/2027           2,100
    15,000    Indiana Finance Auth.                             0.09         6/01/2041          15,000
    15,000    Iowa Finance Auth.                                0.08         6/01/2036          15,000
    20,000    Iowa Finance Auth.                                0.08         9/01/2036          20,000
    35,000    Iowa Finance Auth.                                0.09         6/01/2039          35,000
     2,940    Washington Economic Dev. Finance Auth. (LOC
                    - Bank of the West)                         0.18         9/01/2032           2,940
                                                                                            ----------
                                                                                                90,040
                                                                                            ----------
              AIRLINES (0.7%)
    38,900    Chicago-O'Hare International Airport (LOC -
                    Bayerische Landesbank)                      0.09         5/01/2035          38,900
                                                                                            ----------
              AIRPORT SERVICES (0.0%)
     2,000    San Antonio (LOC - Bank of America, N.A.)         0.20         4/01/2020           2,000
                                                                                            ----------
              AIRPORT/PORT (0.1%)
     4,395    Cleveland-Cuyahoga County (LOC - FirstMerit
                    Bank, N.A.)                                 0.12         6/01/2031           4,395
                                                                                            ----------
              ALUMINUM (0.2%)
     7,815    Hancock County (LOC - Wells Fargo Bank,
                    N.A.)                                       0.25         4/01/2028           7,815
                                                                                            ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     4,970    St. Charles Parish (LOC - Federal Home Loan
                    Bank of Atlanta)                            0.20         9/01/2024           4,970
                                                                                            ----------
              ASSET-BACKED FINANCING (0.0%)
     2,310    Capital Markets Access Co., LLC (LOC -
                    Federal Home Loan Bank of Atlanta)          0.15         8/01/2031           2,310
                                                                                            ----------
              AUTO PARTS & EQUIPMENT (0.2%)
     1,845    Elkhart County (LOC - Fifth Third Bank)           0.19        12/01/2027           1,845
     4,390    Illinois Finance Auth. (LOC - Federal Home
                    Loan Bank of Chicago)                       0.22         7/01/2040           4,390
       800    Michigan Strategic Fund Ltd. (LOC - JPMorgan
                    Chase Bank, N.A.)                           0.45         5/01/2018             800
     3,400    Savanna (LOC - Bank of America, N.A.)             0.12         5/01/2019           3,400
     1,300    Tippecanoe County (LOC - Fifth Third Bank)        0.19        11/01/2025           1,300
                                                                                            ----------
                                                                                                11,735
                                                                                            ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
    11,650    Franklin IDB (LOC - Fifth Third Bank)             0.29         4/01/2030          11,650
                                                                                            ----------
              AUTOMOTIVE RETAIL (0.0%)
     1,043    Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                    Bank, N.A.)                                 0.17         5/01/2015           1,043

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    1,350    Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                    Bank, N.A.)                                 0.17%        3/01/2021      $    1,350
                                                                                            ----------
                                                                                                 2,393
                                                                                            ----------
              BUILDING PRODUCTS (0.6%)
     3,050    Atchison (LOC - Key Bank, N.A.)                   0.19         1/01/2033           3,050
     3,990    Cornell Iron Works, Inc. (LOC - Bank of
                    America, N.A.)                              0.35         4/01/2019           3,990
     2,335    Delaware EDA (LOC - Key Bank, N.A.)               0.19         4/01/2023           2,335
     3,600    Manhattan IDB (LOC - JPMorgan Chase Bank,
                    N.A.)                                       0.15         4/01/2028           3,600
     5,585    Moondance Enterprises, LP (LOC - PNC Bank,
                    N.A.)                                       0.13        11/01/2020           5,585
     2,700    Sheridan (LOC - PNC Bank, N.A.)                   0.13         8/01/2020           2,700
     1,500    Tazewell County IDA (LOC - PNC Bank, N.A.)        0.13         2/01/2017           1,500
     9,400    Warren County (LOC - JPMorgan Chase Bank,
                    N.A.)                                       0.22        12/01/2031           9,400
                                                                                            ----------
                                                                                                32,160
                                                                                            ----------
              COMMERCIAL PRINTING (0.2%)
     1,550    Blair County IDA (LOC - PNC Bank, N.A.)           0.13         9/01/2017           1,550
     1,635    Colorado Housing and Finance Auth. (LOC -
                    Wells Fargo Bank, N.A.)                     0.26         5/01/2027           1,635
     2,485    Fairway, LLC (LOC - Federal Home Loan Bank
                    of San Francisco)                           0.12        12/01/2023           2,485
     1,720    John E. Staten Properties, Inc. (LOC - PNC
                    Bank, N.A.)                                 0.17        10/01/2021           1,720
     1,500    Summit County Port Auth. (LOC - Key Bank,
                    N.A.)                                       0.19         7/01/2023           1,500
                                                                                            ----------
                                                                                                 8,890
                                                                                            ----------
              COMMUNITY SERVICE (0.9%)
    11,600    Jackson County IDA (LOC - Commerce Bank,
                    N.A.)                                       0.11         7/01/2025          11,600
     2,830    Rhode Island Health and Educational Building
                    Corp. (LOC - RBS Citizens, N.A.)            0.35        12/01/2036           2,830
     5,805    Toledo Lucas County Port Auth. (LOC - Fifth
                    Third Bank)                                 0.10         9/01/2019           5,805
     8,045    Village of Morton Grove (LOC - Bank of
                    America, N.A.)                              0.07        12/01/2041           8,045
    16,305    Wisconsin Public Finance Auth. (LOC - Fifth
                    Third Bank)                                 0.13         2/01/2042          16,305
                                                                                            ----------
                                                                                                44,585
                                                                                            ----------
              CONSTRUCTION & ENGINEERING (0.3%)
    17,250    Boland Holdings, LLC (LOC - PNC Bank, N.A.)       0.13        12/01/2039          17,250
                                                                                            ----------
              CONSTRUCTION MATERIALS (0.1%)
     1,855    Franklin IDB (LOC - Federal Home Loan Bank of
                    Chicago)                                    0.11         7/01/2032           1,855
     1,000    Sheridan (LOC - PNC Bank, N.A.)                   0.30         8/01/2016           1,000
                                                                                            ----------
                                                                                                 2,855
                                                                                            ----------
              DISTILLERS & VINTNERS (0.0%)
       100    Kentucky Rural EDA (LOC - PNC Bank, N.A.)         0.17        10/01/2016             100
                                                                                            ----------
              DISTRIBUTORS (0.3%)
     15,410   Bhavnani, LLC (LOC - U.S. Bank, N.A.)             0.16         5/01/2038          15,410
                                                                                            ----------

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.1%)
$    6,500    Port of Port Arthur Navigation District           0.14%        4/01/2033      $    6,500
                                                                                            ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (3.0%)
     7,000    Fiore Capital, LLC (LOC - Harris Bank, N.A.)      0.15         8/01/2045           7,000
     6,150    Fiore Capital, LLC (LOC - Harris Bank, N.A.)      0.15         8/01/2045           6,150
    15,045    Kansas City Tax Financing Commission (LOC -
                    Key Bank, N.A.)                             0.19         6/01/2024          15,045
    58,400    New York Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                0.09         5/01/2042          58,400
    14,900    NPJ Properties, LP (LOC - Manufacturers &
                  Traders Trust Co.) (a)                        0.50         2/01/2027          14,900
    28,965    Paca-Pratt Associates, Inc. (LOC -
                    Manufacturers & Traders Trust Co.)          0.50         1/01/2038          28,965
     7,658    Pinnacle Properties Dev. Group, LLC (LOC -
                    Federal Home Loan Bank of Cincinnati)       0.15         6/15/2041           7,658
     3,700    Stice-Hill Holding, LC (LOC - Hancock Bank of
                    Louisiana)                                  1.50        12/01/2023           3,700
    13,435    Stobro Co., LP (LOC - Federal Home Loan Bank
                    of Pittsburgh)                              0.18         1/01/2032          13,435
                                                                                            ----------
                                                                                               155,253
                                                                                            ----------
              EDUCATION (2.2%)
    16,410    Amherst IDA (LOC - Manufacturers & Traders
                    Trust Co.)                                  0.10        10/01/2031          16,410
     7,215    Colorado Educational and Cultural Facilities
                    Auth. (LOC - Fifth Third Bank)              0.12         1/01/2029           7,215
    10,000    Massachusetts Dev. Finance Agency (LOC -
                    RBS Citizens, N.A.)                         0.40         7/01/2043          10,000
     1,440    Minnesota Higher Education Facilities Auth.
                    (LOC - U.S. Bank, N.A.)                     0.13         4/01/2027           1,440
     7,860    Missouri Health and Educational Facilities Auth.
                    (LOC - Fifth Third Bank)                    0.13         7/15/2037           7,860
     3,670    Nebraska Elementary and Secondary School
                    Finance Auth. (LOC - Fifth Third Bank)      0.13         9/01/2029           3,670
     2,410    New York City IDA (LOC - JPMorgan Chase
                    Bank, N.A.)                                 0.08        12/01/2034           2,410
    19,565    New York City IDA (LOC - Key Bank, N.A.)          0.16         7/01/2038          19,565
     8,885    Ohio Higher Education Facility (LOC - Fifth Third
                    Bank)                                       0.16         9/01/2030           8,885
     3,560    Rockland County IDA (LOC - TD Bank, N.A.)         0.12         5/01/2034           3,560
     9,195    Summit County Port Auth. (LOC - Fifth Third
                    Bank)                                       0.10         8/01/2030           9,195
    12,985    Univ. Athletic Association, Inc. (LOC - JPMorgan
                    Chase Bank, N.A.)                           0.06        10/01/2031          12,985
    10,350    Washington Higher Education Facilities Auth.      0.11        10/01/2031          10,350
                                                                                            ----------
                                                                                               113,545
                                                                                            ----------
              EDUCATION SERVICES (1.2%)
     2,137    Archbishop of Cincinnati (LOC - Fifth Third
                    Bank)                                       0.24         4/01/2023           2,137
     7,116    Cornerstone Funding Corp. I (LOC - TD Bank,
                    N.A.)                                       0.57         1/01/2025           7,116
     1,505    Educational Management Corp. (LOC - Old
                    National Bank)                              0.20         5/01/2023           1,505
     7,690    Frisch School (LOC - Santander Bank, N.A.)        1.29         5/01/2036           7,690
     2,838    Indian Creek Christian Church, Inc. (LOC - Fifth
                    Third Bank)                                 0.24         1/01/2056           2,838
     4,000    Lexington-Fayette Urban County Government
                    (LOC - Fifth Third Bank)                    0.15         1/01/2033           4,000

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
$   13,390    Massachusetts Health & Educational Facilities
                    Auth. (LOC - Bank of America, N.A.)         0.11%       10/01/2034     $    13,390
    13,300    New Jersey EDA (LOC - Santander Bank, N.A.)       1.25         5/01/2036          13,300
     5,600    Rhode Island EDC (LOC - RBS Citizens, N.A.)       0.35         3/01/2038           5,600
     2,755    Summit Country Day School (LOC - U.S. Bank,
                    N.A.)                                       0.30         2/01/2019           2,755
                                                                                           -----------
                                                                                                60,331
                                                                                           -----------
              ELECTRIC UTILITIES (7.6%)
    39,900    Appling County Dev. Auth.                         0.08         9/01/2041          39,900
    21,040    Burke County Dev. Auth.                           0.06         7/01/2049          21,040
     6,000    Dade County IDA                                   0.07         6/01/2021           6,000
    33,100    Escambia County                                   0.08         4/01/2039          33,100
    38,300    Garfield County Industrial Auth.                  0.08         1/01/2025          38,300
     4,800    Heard County Dev. Auth.                           0.09        12/01/2037           4,800
     5,000    Indiana Dev. Finance Auth.                        0.35        12/01/2038           5,000
     2,730    Jackson County                                    0.09         7/01/2022           2,730
    22,000    Martin County                                     0.07         7/15/2022          22,000
    15,000    Miami-Dade County IDA                             0.09         2/01/2023          15,000
    10,600    Mississippi Business Finance Corp.                0.08         7/01/2025          10,600
     9,400    Mississippi Business Finance Corp.                0.08        12/01/2027           9,400
    13,520    Mississippi Business Finance Corp.                0.08         5/01/2028          13,520
     7,250    Mobile IDB                                        0.09         9/01/2031           7,250
    12,000    Monroe County Dev. Auth.                          0.08         4/01/2032          12,000
    20,000    Muskogee Industrial Trust                         0.07         6/01/2027          20,000
    20,800    Putnam County IDA                                 0.05         4/01/2032          20,800
    30,000    St. Lucie County                                  0.09         5/01/2024          30,000
    86,400    St. Lucie County                                  0.08         9/01/2028          86,400
                                                                                           -----------
                                                                                               397,840
                                                                                           -----------
              ELECTRIC/GAS UTILITIES (0.6%)
    10,000    Chatom IDB (NBGA)                                 0.20         8/01/2041          10,000
    22,700    Long Island Power Auth. (LOC - Bayerische
                    Landesbank)                                 0.08         5/01/2033          22,700
                                                                                           -----------
                                                                                                32,700
                                                                                           -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       900    Colorado Housing and Finance Auth. (LOC -
                    Wells Fargo Bank, N.A.)                     0.26         8/01/2030             900
     1,060    Colorado Housing and Finance Auth. (LOC -
                    Wells Fargo Bank, N.A.)                     0.26        10/01/2032           1,060
                                                                                           -----------
                                                                                                 1,960
                                                                                           -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     4,955    Putnam County IDA (LOC - RBS Citizens, N.A.)      0.45         7/01/2032           4,955
       935    Springfield IDA (LOC - Federal Home Loan
                    Bank of Des Moines)                         0.15         8/01/2025             935
                                                                                           -----------
                                                                                                 5,890
                                                                                           -----------
              FOOD DISTRIBUTORS (0.1%)
     1,050    Alameda County IDA (LOC - Comerica Bank,
                    N.A.)                                       0.17        12/01/2040           1,050
     5,080    CCO, LLC (LOC - Fifth Third Bank)                 0.29         9/01/2024           5,080
                                                                                           -----------
                                                                                                 6,130
                                                                                           -----------
              FOOD RETAIL (0.1%)
     6,915    Saubels Market, Inc. (LOC - Fulton Bank)          1.15         5/01/2034           6,915
                                                                                           -----------

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              FOREST PRODUCTS (0.1%)
$    4,800    Rex Lumber, LLC (LOC - Federal Home Loan
                    Bank of Dallas)                             0.15%        2/01/2022      $    4,800
                                                                                            ----------
              GENERAL MERCHANDISE STORES (0.1%)
     5,580    Marion EDA (LOC - Key Bank, N.A.)                 0.25         2/01/2035           5,580
                                                                                            ----------
              GENERAL OBLIGATION (1.3%)
     7,500    Bridgeview (LOC - Harris Bank, N.A.)              0.17        12/01/2038           7,500
     7,500    Bridgeview (LOC - Harris Bank, N.A.)              0.17        12/01/2038           7,500
    11,090    Covington (LOC - U.S. Bank, N.A.)                 0.30        12/01/2029          11,090
     7,025    Michigan Charter Township of Commerce (LOC
                    - Comerica Bank, N.A.)                      0.18        10/01/2018           7,025
    34,545    Michigan Charter Township of Commerce (LOC
                    - PNC Bank, N.A.)                           0.15        10/01/2034          34,545
                                                                                            ----------
                                                                                                67,660
                                                                                            ----------
              HEALTH CARE EQUIPMENT (0.2%)
     1,640    Labcon North America (LOC - Bank of the West)     0.18         1/01/2040           1,640
     8,500    Labcon North America (LOC - Bank of the West)     0.18         6/01/2044           8,500
                                                                                            ----------
                                                                                                10,140
                                                                                            ----------
              HEALTH CARE FACILITIES (3.8%)
     5,170    Alexandria IDA (LOC - Bank of America, N.A.)      0.15         7/01/2030           5,170
    10,280    Bronson Lifestyle Improvement & Research
                    Center (LOC - Fifth Third Bank)             0.22         9/01/2030          10,280
       285    Columbia County Capital Resource Corp. (LOC
                    - HSBC Bank USA)                            0.16         7/01/2015             285
     2,040    Columbia County IDA (LOC - HSBC Bank USA)         0.16         7/01/2027           2,040
     2,750    Community Behavioral Healthcare Cooperative
                    of Pennsylvania (LOC - Fulton Bank)         1.15         9/01/2027           2,750
     2,965    Crozer Keystone Health System (LOC - TD
                    Bank, N.A.)                                 0.25        12/15/2021           2,965
       745    District of Columbia (LOC - Manufacturers &
                    Traders Trust Co.)                          0.50         7/01/2032             745
     3,975    Dunn Nursing Home, Inc. (LOC - Federal Home
                    Loan Bank of Atlanta)                       0.15         2/01/2024           3,975
     8,230    Genoa Medical Dev., LLC (LOC - Fifth Third
                    Bank)                                       0.24        12/01/2045           8,230
     8,325    Healthcare Network Properties, LLC (LOC -
                    PNC Bank, N.A.)                             0.11         1/01/2029           8,325
     4,480    Heart Property, LLC (LOC - PNC Bank, N.A.)        0.14         7/01/2026           4,480
     2,000    HP LRHS Land, LLC (LOC - U.S. Bank, N.A.)         0.16        10/01/2030           2,000
     5,065    IHA Capital Dev., LLC (LOC - Fifth Third Bank)    0.24         6/01/2053           5,065
     2,235    Kingston HealthCare Co. (LOC - Fifth Third
                    Bank)                                       0.24         1/01/2022           2,235
     4,230    Louisiana Public Facilities Auth. (LOC - Capital
                    One, N.A.)                                  0.47         7/01/2028           4,230
     3,705    MCE MOB IV, LP (LOC - PNC Bank, N.A.)             0.13         8/01/2022           3,705
     3,460    Medical Center of Athens (LOC - Federal Home
                    Loan Bank of Atlanta)                       0.21         9/01/2032           3,460
     7,680    Medical Properties Investment Co. (LOC - Fifth
                    Third Bank)                                 0.24        11/01/2035           7,680
     7,560    MediLucent MOB I, LP (LOC - PNC Bank, N.A.)       0.13         8/01/2030           7,560
    12,365    MMC Corp. (LOC - JPMorgan Chase Bank,
                    N.A.)                                       0.38        11/01/2035          12,365
    10,765    New Tristate Ventures, LLC (LOC - Fifth Third
                    Bank)                                       0.24         5/01/2026          10,765
     4,160    Onondaga County IDA (LOC - HSBC Bank
                    USA)                                        0.15         1/01/2023           4,160
    19,760    OSF Finance Co., LLC (LOC - PNC Bank, N.A.)       0.11        12/01/2037          19,760

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    2,565    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15%        8/01/2037      $    2,565
     2,540    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15         8/01/2037           2,540
     6,690    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15         8/01/2037           6,690
     4,660    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15         8/01/2037           4,660
     3,015    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15         8/01/2037           3,015
     3,875    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15         8/01/2037           3,875
     2,165    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15         8/01/2037           2,165
    23,290    Premier Senior Living, LLC (LOC - Wells Fargo
                    Bank, N.A.)                                 0.15         8/01/2037          23,290
     5,465    Sawmill Creek Lodge Co. (LOC - Fifth Third
                    Bank)                                       0.29        10/01/2026           5,465
     3,055    Syracuse IDA (LOC - HSBC Bank USA)                0.15         1/01/2023           3,055
     5,775    Wisconsin Health and Educational Facilities
                    Auth. (LOC - KBC Bank N.V.)                 0.13         3/01/2038           5,775
     3,400    Woodbury County (LOC - Wells Fargo Bank,
                    N.A.)                                       0.20        12/01/2014           3,400
                                                                                            ----------
                                                                                               198,725
                                                                                            ----------
              HEALTH CARE SERVICES (0.3%)
     7,030    Central Ohio Medical Textiles (LOC - PNC Bank,
                    N.A.)                                       0.13         3/01/2023           7,030
     6,300    Kaneville Road Joint Venture (LOC - Federal
                    Home Loan Bank of Chicago)                  0.15        11/01/2032           6,300
     2,035    Vold Vision Ventures, LLC (LOC - Federal Home
                    Loan Bank of Dallas)                        0.20        10/01/2039           2,035
                                                                                            ----------
                                                                                                15,365
                                                                                            ----------
              HEALTH MISCELLANEOUS (0.1%)
     2,060    Kent Hospital Finance Auth. (LOC - Fifth Third
                    Bank)                                       0.15        10/01/2041           2,060
     3,875    Michigan Strategic Fund Ltd. (LOC - Fifth Third
                    Bank)                                       0.15         8/01/2023           3,875
                                                                                            ----------
                                                                                                 5,935
                                                                                            ----------
              HOME FURNISHINGS (0.2%)
     3,295    Caddo Parish IDB (LOC - Capital One, N.A.)        0.26        7/01/2024            3,295
     2,000    Fulton County Dev. Auth. (LOC - Wells Fargo
                    Bank, N.A.)                                 0.17        6/01/2027            2,000
     2,300    Jasper County IDA (LOC - JPMorgan Chase
                    Bank, N.A.)                                 0.22        8/01/2016            2,300
     1,800    Michigan Strategic Fund Ltd. (LOC - JPMorgan
                    Chase Bank, N.A.)                           0.15        9/01/2030            1,800
     2,050    Walton County Industrial Building Auth. (LOC -
                    Wells Fargo Bank, N.A.)                     0.17       10/01/2017            2,050
                                                                                            ----------
                                                                                                11,445
                                                                                            ----------
              HOME IMPROVEMENT RETAIL (0.1%)
     6,125    Brookhaven IDA (LOC - Capital One, N.A.)          0.37        1/01/2025            6,125
                                                                                            ----------
              HOSPITAL (1.0%)
     3,355    Albany IDA (LOC - RBS Citizens, N.A.)             0.98        5/01/2035            3,355
     2,590    Fayette County (LOC - PNC Bank, N.A.)             0.17        8/01/2023            2,590
     2,265    Johnson City Health and Educational Facilities
                    Board (LOC - U.S. Bank, N.A.)               0.12        7/01/2033            2,265

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
$   12,845    Massachusetts Health and Educational Facilities
                    Auth. (LOC - Wells Fargo Bank, N.A.)        0.06%        7/01/2039     $    12,845
     7,500    Michigan Hospital Finance Auth. (LOC - Fifth
                    Third Bank)                                 0.15        12/01/2032           7,500
     7,500    Michigan Hospital Finance Auth. (LOC - Fifth
                    Third Bank)                                 0.15        12/01/2032           7,500
     8,510    Nassau Health Care Corp. (LOC - JPMorgan
                    Chase Bank, N.A.)                           0.11         8/01/2022           8,510
     8,485    West Virginia State Hospital Finance Auth. (LOC
                    - Fifth Third Bank)                         0.14        10/01/2033           8,485
                                                                                           -----------
                                                                                                53,050
                                                                                           -----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     2,810    Connecticut Dev. Auth. (LOC - TD Bank, N.A.)      0.19        12/01/2028           2,810
     1,820    Doghouse Properties, LLC (LOC - Federal
                    Home Loan Bank of Atlanta)                  0.20         5/01/2027           1,820
    10,080    Forward Corp. (LOC - Fifth Third Bank)            0.24        12/01/2030          10,080
     2,611    Merger Hospitality, LLC (LOC - Fifth Third Bank)  0.29         4/01/2026           2,611
                                                                                           -----------
                                                                                                17,321
                                                                                           -----------
              HOUSEWARES & SPECIALTIES (0.0%)
     1,620    Schulte Corp. (LOC - Fifth Third Bank)            0.24         9/01/2024           1,620
                                                                                           -----------
              INDUSTRIAL GASES (0.1%)
     4,000    Louisiana Public Facilities Auth.                 0.06        12/01/2042           4,000
                                                                                           -----------
              INDUSTRIAL MACHINERY (0.2%)
     2,985    AL-FE Heat Treating, Inc. (LOC - PNC Bank,
                    N.A.)                                       0.14         5/01/2021           2,985
     3,290    Fulton County Dev. Auth. (LOC - Federal Home
                    Loan Bank of Atlanta)                       0.13         5/01/2030           3,290
     1,130    Henderson County (LOC - Wells Fargo Bank,
                    N.A.)                                       0.15        11/01/2019           1,130
     2,075    Lynchburg IDA (LOC - PNC Bank, N.A.)              0.13         3/01/2029           2,075
       720    Michigan Strategic Fund Ltd. (LOC - Fifth Third
                    Bank)                                       0.19         3/01/2023             720
     1,610    Trumbull County (LOC - Key Bank, N.A.)            0.19         4/01/2017           1,610
                                                                                           -----------
                                                                                                11,810
                                                                                           -----------
              INTEGRATED OIL & GAS (0.5%)
    20,000    Calhoun County Navigation IDA                     0.10         1/01/2024          20,000
     6,505    California Municipal Finance Auth.                0.04        12/01/2029           6,505
                                                                                           -----------
                                                                                                26,505
                                                                                           -----------
              LEISURE FACILITIES (0.3%)
     4,915    Cattail Creek Country Club, Inc. (LOC -
                    Manufacturers & Traders Trust Co.)          0.50         3/01/2031           4,915
     9,400    Turfway Park, LLC (LOC - Bank of America,
                    N.A.)                                       0.30         7/01/2022           9,400
                                                                                           -----------
                                                                                                14,315
                                                                                           -----------
              LEISURE PRODUCTS (0.1%)
     5,715    Charter Lakes Capital, LLC (LOC - U.S. Bank,
                    N.A.)                                       0.16        10/01/2046           5,715
     1,840    Rhode Island Industrial Facilities Corp. (LOC -
                    TD Bank, N.A.)                              0.14         2/01/2021           1,840
                                                                                           -----------
                                                                                                 7,555
                                                                                           -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.1%)
$    6,460    Harry M. Rubin 2014 Insurance Trust (LOC -
                    Wells Fargo Bank, N.A.)                     0.15%        9/01/2034      $    6,460
     9,825    KVR Insurance Trust (LOC - Bank of Oklahoma,
                    N.A.)                                       0.15         6/01/2034           9,825
     5,090    Larry L. Henry 2013 Family Trust (LOC - Wells
                    Fargo Bank, N.A.)                           0.15        11/01/2033           5,090
     3,950    Lavonia O. Frick Family Trust (LOC - Wells
                    Fargo Bank, N.A.)                           0.15         8/01/2028           3,950
    13,355    Lavonne Johnson Life Insurance Trust (LOC -
                    Federal Home Loan Bank of Atlanta)          0.15         6/01/2031          13,355
     8,870    Lynette J. Keane Insurance Trust (LOC - Wells
                    Fargo Bank, N.A.)                           0.15        10/01/2033           8,870
     5,565    Raymon Lee Ince Irrevocable Trust (LOC - Bank
                    of Oklahoma, N.A.)                          0.15         7/01/2033           5,565
     1,850    Ronald Ray Irrevocable Life Insurance Trust
                    (LOC - Federal Home Loan Bank of
                    Atlanta)                                    0.15         8/01/2022           1,850
                                                                                            ----------
                                                                                                54,965
                                                                                            ----------
              MARINE (0.1%)
     4,935    Washington Economic Dev. Finance Auth. (LOC
                    - Key Bank, N.A.)                           0.40         3/01/2037           4,935
                                                                                            ----------
              MOVIES & ENTERTAINMENT (0.3%)
    14,110    Esplanade Theatres, LLC (LOC - Federal Home
                    Loan Bank of Dallas)                        0.20        11/01/2042          14,110
     2,500    Kenner Theatres, LLC (LOC - Federal Home
                    Loan Bank of Dallas)                        0.21         2/01/2042           2,500
                                                                                            ----------
                                                                                                16,610
                                                                                            ----------
              MULTIFAMILY HOUSING (1.8%)
     8,240    Alabama Housing Finance Auth. (LOC - U.S.
                    Bank, N.A.)                                 0.09         4/01/2037           8,240
     4,820    Florida Housing Finance Corp. (LOC - SunTrust
                    Bank)                                       0.26         4/01/2034           4,820
     7,500    Gwinnett County Housing Auth. (LOC - SunTrust
                    Bank)                                       0.29         3/01/2041           7,500
    10,000    Nebraska Investment Finance Auth. (LOC -
                    Citibank, N.A.)                             0.09        10/01/2042          10,000
     4,785    Nevada Housing Division (LOC - Citibank, N.A.)    0.10        10/01/2035           4,785
    16,900    New York Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                0.06        11/01/2038          16,900
     3,685    New York Housing Finance Agency (LOC -
                    Citibank, N.A.)                             0.06         5/01/2039           3,685
    24,150    New York Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                0.08         5/01/2041          24,150
     6,600    New York Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                0.10         5/01/2041           6,600
     4,360    New York Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                0.09        11/01/2044           4,360
       990    Vermont Housing Finance Agency (LOC - Key
                    Bank, N.A.)                                 0.19         1/01/2038             990
       930    Washington Housing Finance Commission (LOC
                    - Mizuho Corporate Bank Ltd.)               0.23         6/15/2037             930
                                                                                            ----------
                                                                                                92,960
                                                                                            ----------
              MUNICIPAL FINANCE (0.0%)
       700    Delaware Valley Regional Finance Auth. (LOC -
                    Bayerische Landesbank)                      0.27        12/01/2020             700
                                                                                            ----------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              NURSING/CCRC (1.6%)
$   10,565    Alexandria IDA (LOC - Wells Fargo Bank, N.A.)     0.07%       10/01/2035     $    10,565
     2,340    Berks County Municipal Auth. (LOC - Citizens
                    Bank of Pennsylvania)                       0.34         5/15/2022           2,340
     3,270    Butler County Hospital Auth. (LOC - Citizens
                    Bank of Pennsylvania)                       0.34        10/01/2042           3,270
     4,065    Harrisonburg IDA (LOC - Branch Banking &
                    Trust Co.)                                  0.04         4/01/2036           4,065
    15,270    Islip IDA (LIQ) (LOC - Deutsche Bank A.G.) (a)    0.25        12/01/2029          15,270
    13,555    Jackson County EDC (LOC - Bank of America,
                    N.A.)                                       0.07        11/01/2031          13,555
    15,000    Nassau County IDA (LIQ) (LOC - Deutsche
                    Bank A.G.) (a)                              0.31        12/01/2033          15,000
    19,000    Public Finance Auth. (LOC - Bank of Scotland)     0.08         6/01/2041          19,000
       705    Roanoke County EDA (LOC - Branch Banking &
                    Trust Co.)                                  1.15        10/01/2028             705
                                                                                           -----------
                                                                                                83,770
                                                                                           -----------
              OIL & GAS REFINING & MARKETING (0.2%)
     8,700    Port of Port Arthur Navigation District           0.16        12/01/2039           8,700
                                                                                           -----------
              PACKAGED FOODS & MEAT (0.5%)
     3,205    Brewster Dairy, Inc. (LOC - Bank of Montreal)     0.14         4/03/2023           3,205
     2,200    Indiana Finance Auth. (LOC - Bank of America,
                    N.A.)                                       0.20        12/01/2027           2,200
     2,260    Lancaster IDA (LOC - Fulton Bank)                 1.15         6/01/2027           2,260
       530    Laurel County (LOC - Rabobank Nederland
                    N.V.)                                       0.33         3/01/2015             530
     4,000    Michigan Strategic Fund Ltd. (LOC - AgriBank,
                    FCB)                                        0.09         6/01/2024           4,000
     7,500    Premier Mushrooms, Inc. (LOC - CoBank, ACB)       0.15        12/01/2037           7,500
     3,660    St. Tammany Parish (LOC - Federal Home Loan
                    Bank of Dallas)                             0.19         7/01/2022           3,660
                                                                                           -----------
                                                                                                23,355
                                                                                           -----------
              PAPER PACKAGING (0.0%)
       630    Washington Finance EDA (LOC - Wells Fargo
                    Bank, N.A.)                                 0.20         4/01/2033             630
                                                                                           -----------
              PAPER PRODUCTS (0.1%)
       955    Jackson Paper Co. (LOC - Federal Home Loan
                    Bank of Atlanta)                            0.20         4/01/2027             955
     5,600    Willacoochee Dev. Auth. (LOC - Federal Home
                    Loan Bank of Atlanta)                       0.15         5/01/2021           5,600
                                                                                           -----------
                                                                                                 6,555
                                                                                           -----------
              PERSONAL PRODUCTS (0.0%)
     1,680    Suffolk County IDA (LOC - Citibank, N.A.)         0.30        12/01/2019           1,680
                                                                                           -----------
              PHARMACEUTICALS (1.5%)
     7,000    Montgomery County IDA (LOC - Landesbank
                    Hessen-Thuringen)                           0.18         4/01/2022           7,000
    20,000    New Hampshire Business Finance Auth. (LOC -
                    Landesbank Hessen-Thuringen)                0.18        11/01/2020          20,000
    19,500    New Hampshire Business Finance Auth. (LOC -
                    Landesbank Hessen-Thuringen)                0.18         9/01/2025          19,500
    30,000    New Hampshire Business Finance Auth. (LOC -
                    Landesbank Hessen-Thuringen)                0.18         4/01/2030          30,000
                                                                                           -----------
                                                                                                76,500
                                                                                           -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              PUBLISHING (0.0%)
$    1,800    Washington Economic Dev. Finance Auth. (LOC
                    - U.S. Bank, N.A.)                          0.21%        1/01/2033      $    1,800
                                                                                           -----------
              REAL ESTATE OPERATING COMPANIES (4.1%)
     3,185    Beaver Creek Enterprises, Inc. (LOC - PNC
                    Bank, N.A.)                                 0.14         3/02/2020           3,185
     2,680    Cain Capital Investments, LLC (LOC - Federal
                    Home Loan Bank of Cincinnati)               0.26        10/01/2046           2,680
    31,195    Carew Realty, Inc. (LOC - Fifth Third Bank)       0.24         5/01/2037          31,195
    11,515    Delos, LLC (LOC - U.S. Bank, N.A.)                0.22         3/01/2037          11,515
     3,300    Dennis Wesley Co., Inc. (LOC - Federal Home
                    Loan Bank of Indianapolis)                  0.15         6/15/2034           3,300
     3,189    East Anderson Housing, LLC (LOC - Fifth Third
                    Bank)                                       0.29         8/01/2055           3,189
     4,305    East Hempfield IDA (LOC - Fulton Bank)            0.95        10/15/2026           4,305
     9,900    Elsinore Properties, LP (LOC - Fifth Third Bank)  0.24         2/01/2037           9,900
     4,275    EMF, LLC (LOC - Comerica Bank, N.A.)              0.17         6/01/2042           4,275
     4,640    Forsyth County (LOC - Fifth Third Bank)           0.17         1/01/2037           4,640
     2,749    Herman & Kittle Capital, LLC (LOC - Fifth Third
                    Bank)                                       0.24         6/01/2055           2,749
     2,220    Hostun, LLC (LOC - Fifth Third Bank)              0.29        12/01/2027           2,220
     2,025    Icon Finance, LLC (LOC - Fifth Third Bank)        0.29         5/15/2026           2,025
       845    Indianapolis (LOC - RBS Citizens, N.A.)           0.30        11/01/2042             845
     1,720    Islip IDA (LOC - Citibank, N.A.)                  0.33        12/01/2020           1,720
     4,496    J Investments, LLC (LOC - Fifth Third Bank)       0.24        12/01/2055           4,496
     1,445    Kaylian, LLC (LOC - Fifth Third Bank)             0.29        12/01/2055           1,445
     6,640    Koar D' Iberville Center (LOC - Federal Home
                    Loan Bank of Dallas)                        0.14         1/01/2033           6,640
     4,980    Lodge Apartments Holdings, LLC (LOC - Mizuho
                    Corporate Bank Ltd.)                        0.17         3/01/2026           4,980
     2,435    Michigan Equity Group, LLC (LOC - Fifth Third
                    Bank)                                       0.24         4/01/2034           2,435
     4,000    Michigan Equity Group, LLC (LOC - Fifth Third
                    Bank)                                       0.24        12/01/2034           4,000
     6,150    New York City Housing Dev. Corp. (LOC -
                    Landesbank Hessen-Thuringen)                0.10        12/01/2036           6,150
    33,570    New York City Housing Dev. Corp. (LOC - RBS
                    Citizens, N.A.)                             0.25         3/01/2048          33,570
     7,770    New York City Housing Dev. Corp. (LOC - RBS
                    Citizens, N.A.)                             0.28         3/01/2048           7,770
     3,960    Partisan Property, Inc. (LOC - Wells Fargo
                    Bank, N.A.)                                 0.16         9/01/2044           3,960
     2,900    Pennsylvania Economic Dev. Financing Auth.
                    (LOC - PNC Bank, N.A.)                      0.13         4/01/2035           2,900
     1,325    Science & Tech Campus (LOC - Fifth Third
                    Bank)                                       0.29        11/01/2020           1,325
    16,630    Sugar Creek Finance Co., LLC (LOC - Northern
                    Trust Co.)                                  0.16         6/01/2042          16,630
    25,000    Sunroad Centrum Apartments 23, LP (LOC -
                    Comerica Bank, N.A.)                        0.17         8/01/2052          25,000
     3,565    Syracuse IDA (LOC - Key Bank, N.A.)               0.19        10/01/2039           3,565
                                                                                           -----------
                                                                                               212,609
                                                                                           -----------
              REAL ESTATE TAX/FEE (0.3%)
     4,200    Jasper, Morgan, Newton, & Walton County
                    (LOC - JPMorgan Chase Bank, N.A.)           0.18        12/01/2020           4,200
    10,000    Traer Creek Metropolitan District (LOC - BNP
                    Paribas)                                    0.14        10/01/2030          10,000
                                                                                           -----------
                                                                                                14,200
                                                                                           -----------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.1%)
$    2,400    Cobb County IDA (LOC - Federal Home Loan
                    Bank of Atlanta)                            0.15%        2/01/2030      $    2,400
                                                                                            ----------
              RESTAURANTS (0.2%)
     9,310    B.F. Ft. Myers, Inc. (LOC - Fifth Third Bank)     0.24        11/01/2017           9,310
                                                                                            ----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
    10,730    Saratoga County IDA (LOC - JPMorgan Chase
                    Bank, N.A.)                                 0.10        11/01/2021          10,730
                                                                                            ----------
              SINGLE FAMILY HOUSING (0.1%)
     3,975    Montgomery County (LOC - PNC Bank, N.A.)          0.11         7/01/2039           3,975
                                                                                            ----------
              SOLID WASTE DISPOSAL (0.1%)
     5,100    Calcasieu Parish IDB (LOC - JPMorgan Chase
                    Bank, N.A.)                                 0.10        12/01/2024           5,100
     1,200    Calcasieu Parish IDB (LOC - JPMorgan Chase
                    Bank, N.A.)                                 0.10         6/01/2025           1,200
                                                                                            ----------
                                                                                                 6,300
                                                                                            ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
     3,200    Sheridan Redevelopment Agency (LOC -
                    JPMorgan Chase Bank, N.A.)                  0.20        12/01/2029           3,200
                                                                                            ----------
              SPECIALIZED FINANCE (0.0%)
     1,649    Kalamazoo Funding Co., LLC (LOC - Fifth Third
                    Bank)                                       0.24        12/15/2026           1,649
                                                                                            ----------
              SPECIALTY STORES (0.7%)
    34,225    Bass Pro Rossford Development Co., LLC (LOC
                    - Fifth Third Bank)                         0.29        11/01/2027          34,225
     2,650    Nextgen Automotive, LLC (LOC - Fifth Third
                    Bank)                                       0.24         4/01/2048           2,650
                                                                                            ----------
                                                                                                36,875
                                                                                            ----------
              STEEL (1.1%)
       550    Berkeley County                                   0.24         9/01/2028             550
    10,000    Illinois Finance Auth. (LOC - UniCredit Bank
                    A.G.)                                       2.25         2/01/2037          10,000
     5,565    Klein Steel Services, Inc. (LOC - Manufacturers
                    & Traders Trust Co.) (a)                    0.50         8/01/2025           5,565
     1,955    Metaltec Steel Abrasive Co. (LOC - Comerica
                    Bank, N.A.)                                 0.21        11/01/2034           1,955
     2,500    Mississippi Business Finance Corp. (LOC -
                    Federal Home Loan Bank of Dallas)           0.14         7/01/2020           2,500
    20,000    SSAB AB (LOC - Swedbank AB)                       0.14         4/01/2034          20,000
    15,000    SSAB AB (LOC - Credit Agricole Corp. Inv.
                    Bank)                                       0.15         5/01/2034          15,000
                                                                                            ----------
                                                                                                55,570
                                                                                            ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
     1,410    Alameda County IDA (LOC - Bank of the West)       0.18        12/01/2040           1,410
                                                                                            ----------
              WATER UTILITIES (0.1%)
      4,000   Indiana Finance Auth. (LOC - Fifth Third Bank)    0.17        12/01/2028           4,000

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                      COUPON OR                            VALUE
(000)         SECURITY                                  DISCOUNT RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------
$    1,305    L3 Corp. (LOC - Fifth Third Bank)                 0.29%       10/01/2034    $      1,305
                                                                                          ------------
                                                                                                 5,305
                                                                                          ------------
              WATER/SEWER UTILITY (0.1%)
     5,155    Hesperia Public Financing Auth. (LOC - Bank of
                    the West)                                   0.20         6/01/2026           5,155
                                                                                          ------------
              Total Variable-Rate Demand Notes (cost: $2,297,916)                            2,297,916
                                                                                          ------------
              ADJUSTABLE-RATE NOTES (4.1%)
              DIVERSIFIED BANKS (2.9%)
    15,902    Bank of America Corp.                             0.69         1/15/2015          15,911
    71,572    Citigroup, Inc.                                   0.52        11/05/2014          71,573
    48,661    JPMorgan Chase & Co.                              0.68         4/23/2015          48,733
    16,250    Rabobank Nederland N.V.                           0.27         2/05/2015          16,250
                                                                                          ------------
                                                                                               152,467
                                                                                          ------------
              GENERAL OBLIGATION (0.9%)
    45,000    Golden Empire Schools Financing Auth.             0.25         5/01/2015          45,000
                                                                                          ------------
              INVESTMENT BANKING & BROKERAGE (0.0%)
     1,349    Morgan Stanley                                    3.00         8/30/2015           1,374
                                                                                          ------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    14,555    General Electric Capital Corp.                    0.61         1/09/2015          14,566
                                                                                          ------------
              Total Adjustable-Rate Notes (cost: $213,407)                                     213,407
                                                                                          ------------
              TOTAL INVESTMENTS (COST: $5,234,369)                                        $  5,234,369
                                                                                          ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES          OTHER        SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT    UNOBSERVABLE
                                          MARKETS         OBSERVABLE        INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                    ASSETS                                                 TOTAL
------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --      $ 1,419,444    $          --     $ 1,419,444
Commercial Paper                                  --        1,298,602               --       1,298,602
Put Bonds                                         --            5,000               --           5,000
Variable-Rate Demand Notes                        --        2,297,916               --       2,297,916
Adjustable-Rate Notes                             --          213,407               --         213,407
------------------------------------------------------------------------------------------------------
Total                                  $          --      $ 5,234,369    $          --     $ 5,234,369
------------------------------------------------------------------------------------------------------

================================================================================

15  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board).

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

16  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,234,759,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Compliance dates for the various amendments range from nine months to two years.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

================================================================================

17  | USAA Money Market Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD       Central School District
EDA       Economic Development Authority
EDC       Economic Development Corp.
IDA       Industrial Development Authority/Agency
IDB       Industrial Development Board
IDC       Industrial Development Corp.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by the Manager to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from National Rural Utility Corp.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

19  | USAA Money Market Fund





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------